SEGMENTED INFORMATION (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segmented information
Revenues	8,797		8,007		7,839
Income from Equity Investments	597		257		415
Plant Operating Costs and Other	(2,674)		(2,577)		(2,358)
Commodity Purchases Resold	(1,317)		(1,049)		(991)
Property Taxes	(445)		(434)		(410)
Depreciation and Amortization	(1,485)		(1,375)		(1,328)
Operating income (loss)	3,473		2,829		3,167
Interest Expense	(1,046)		(1,037)		(1,078)
Interest Income and Other	72		125		89
Income before Income Taxes	2,499		1,917		2,178
Income Tax Expense	(605)		(461)		(546)
Net Income	1,894		1,456		1,632
Net Income Attributable to Non-Controlling Interests	(105)		(96)		(107)
Net Income Attributable to Controlling Interests	1,789		1,360		1,525
Preferred Share Dividends	(20)		(22)		(22)
Net Income Attributable to Common Shares	1,769		1,338		1,503
TOTAL ASSETS
Total Assets	56,626		51,302
GEOGRAPHIC INFORMATION
Revenues	8,797		8,007		7,839
Plant, Property and Equipment	37,606		33,713
Capital Expenditures	4,461		2,595		2,513
Canada
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	18,462		18,054
Canada - domestic
Segmented information
Revenues	4,659		3,527		3,929
GEOGRAPHIC INFORMATION
Revenues	4,659		3,527		3,929
Canada - export
Segmented information
Revenues	997		1,121		1,087
GEOGRAPHIC INFORMATION
Revenues	997		1,121		1,087
United States
Segmented information
Revenues	3,029		3,252		2,752
GEOGRAPHIC INFORMATION
Revenues	3,029		3,252		2,752
Plant, Property and Equipment	17,570		14,904
Mexico
Segmented information
Revenues	112		107		71
GEOGRAPHIC INFORMATION
Revenues	112		107		71
Plant, Property and Equipment	1,574		755
Corporate
Segmented information
Plant Operating Costs and Other	(108)		(97)		(86)
Depreciation and Amortization	(16)		(14)		(14)
Operating income (loss)	(124)		(111)		(100)
TOTAL ASSETS
Total Assets	4,461		4,450
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	130		100
Capital Expenditures	50		37		8
Natural Gas Pipelines | Operating segments
Segmented information
Revenues	4,497		4,264		4,244
Income from Equity Investments	145		157		159
Plant Operating Costs and Other	(1,405)		(1,365)		(1,221)
Property Taxes	(329)		(315)		(307)
Depreciation and Amortization	(1,027)		(933)		(923)
Operating income (loss)	1,881		1,808		1,952
TOTAL ASSETS
Total Assets	25,165		23,210
GEOGRAPHIC INFORMATION
Revenues	4,497		4,264		4,244
Plant, Property and Equipment	18,704	[1]	17,548	[1]
Capital Expenditures	1,776		1,389		917
Oil Pipelines | Operating segments
Segmented information
Revenues	1,124		1,039		827	[2]
Plant Operating Costs and Other	(328)		(296)		(209)	[2]
Property Taxes	(44)		(45)		(31)	[2]
Depreciation and Amortization	(149)		(145)		(130)	[2]
Operating income (loss)	603		553		457	[2]
TOTAL ASSETS
Total Assets	13,253		10,485
GEOGRAPHIC INFORMATION
Revenues	1,124		1,039		827	[2]
Plant, Property and Equipment	12,740		10,232
Capital Expenditures	2,483		1,145		1,204
Energy | Operating segments
Segmented information
Revenues	3,176		2,704		2,768
Income from Equity Investments	452		100		256
Plant Operating Costs and Other	(833)		(819)		(842)
Commodity Purchases Resold	(1,317)		(1,049)		(991)
Property Taxes	(72)		(74)		(72)
Depreciation and Amortization	(293)		(283)		(261)
Operating income (loss)	1,113		579		858
TOTAL ASSETS
Total Assets	13,747		13,157
GEOGRAPHIC INFORMATION
Revenues	3,176		2,704		2,768
Plant, Property and Equipment	6,032		5,833
Capital Expenditures	152		24		384

[1]	In 2013, the Company capitalized $37 million (2012 – $32 million) relating to the equity portion of AFUDC for natural gas pipelines with a corresponding amount recorded in Interest Income and Other.
[2]	Commencing in February 2011, TCPL began recording earnings for the Keystone Pipeline System.